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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 1999

Check here if Amendment  [ ]                     Amendment No.:    _______
         This Amendment (Check only one):        [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:        Amelia Peabody Foundation
Address:     One Hollis Street
             Wellesley, MA 02482

Form 13F File Number:    028-05989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Margaret St. Clair
Title: Trustee
Phone: 781-237-6468

Signature, place and date of signing:

/s/ Margaret St. Clair     Wellesley, Massachusetts   January 10, 2001
Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          5

Form 13F Information Table Entry Total:     69

Form 13F Information Table Value Total:     $101,560 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No. Name

1.       28-05999          Bayard D. Waring
2.       28-05991          Margaret N. St. Clair
3.       28-05993          Philip B. Waring
4.       28-05995          Deborah Carlson
5.       28-05997          Thomas B. St. Clair



                                      -2-


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                           FORM 13F INFORMATION TABLE


COLUMN 1                COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6         COLUMN 7          COLUMN 8
                                                                                                                       Voting
Name of Issuer       Title of Class    CUSIP       Value    Shrs or  Sh/ Put/     Investment          Other           Authority
                                                 (X $1000)  Prn Amt  Prn Call     Discretion        Managers      Sole  Shared  None
American Express Co      Common      025816109    1,178    10,000      SH      Shared - Other    1, 2, 3, 4, 5    10,000

America Online           Common      02364J104    2,205    15,000      SH      Shared - Other    1, 2, 3, 4, 5    15,000

Amerigas Partners
Common Units             Common      030975106      598    30,000      SH      Shared - Other    1, 2, 3, 4, 5    30,000

Applied Material Inc     Common      038222105      925    15,000      SH      Shared - Other    1, 2, 3, 4, 5    15,000

AT&T Corp                Common      001957109    3,193    40,000      SH      Shared - Other    1, 2, 3, 4, 5    40,000

Avalonbay Comms
8.96% Series G Prfd      Preferred   053484606      248    10,000      SH      Shared - Other    1, 2, 3, 4, 5    10,000

BankBoston Corp          Common      06605R106    1,083    25,000      SH      Shared - Other    1, 2, 3, 4, 5    25,000

Berkshire Energy         Common      084644103      383    20,000      SH      Shared - Other    1, 2, 3, 4, 5    20,000

Blackrock 2001 Term
Trust Inc                Common      092477108      495    55,000      SH      Shared - Other    1, 2, 3, 4, 5    55,000

Bristol-Meyers Squibb    Common      110122108    2,565    40,000      SH      Shared - Other    1, 2, 3, 4, 5    40,000
Buckeye Partners L P

Unit LTD Partnership     Common      118230101    2,725    100,000     SH      Shared - Other    1, 2, 3, 4, 5   100,000
Cendant Corp Income

Prides 7.5% Conv PFD     Preferred   151313301      576    20,000      SH      Shared - Other    1, 2, 3, 4, 5    20,000
Chase Capital IV

Preferred                Preferred   16147N208      303    12,000      SH      Shared - Other    1, 2, 3, 4, 5    12,000
Chase PFD Cap Corp


Ser A 8.10% PFD          Preferred   161637202      641    25,000      SH      Shared - Other    1, 2, 3, 4, 5    25,000


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Cisco Systems Inc        Common      17275R102    3,835    35,000      SH      Shared - Other    1, 2, 3, 4, 5    35,000

Citigroup                Common      172967101    1,597    25,000      SH      Shared - Other    1, 2, 3, 4, 5    25,000

Compaq Computer
Corp                     Common      204493100    1,425    45,000      SH      Shared - Other    1, 2, 3, 4, 5    45,000

Conagra Cap L C 9.35%
Ser C Prd                Preferred   20588V406      461    18,000      SH      Shared - Other    1, 2, 3, 4, 5    18,000

Conseco Inc 7% Conv
PFD                      Preferred   208464602      396    10,000      SH      Shared - Other    1, 2, 3, 4, 5    10,000

Dell Computer Corp       Common      247025109    1,226    30,000      SH      Shared - Other    1, 2, 3, 4, 5    30,000

Duff & Phelps Util &
Corp BD TR               Common      26432K108      822    55,000      SH      Shared - Other    1, 2, 3, 4, 5    55,000

E M C Corp               Common      268648102    3,833    30,000      SH      Shared - Other    1, 2, 3, 4, 5    30,000

Elan PLC                 Common      284131208    1,046    15,000      SH      Shared - Other    1, 2, 3, 4, 5    15,000

Enron Toprs 8.125%
Pfd                      Preferred   29357P201      638    25,000      SH      Shared - Other    1, 2, 3, 4, 5    25,000

Exxon Corp               Common      302290101    1,764    25,000      SH      Shared - Other    1, 2, 3, 4, 5    25,000

Federal Natl Mtg Assn    Common      313586109    1,731    25,000      SH      Shared - Other    1, 2, 3, 4, 5    25,000
Gables Residential
Trust PFD A              Preferred   362418204      244    10,000      SH      Shared - Other    1, 2, 3, 4, 5    10,000

General Electric Co      Common      369604103    3,872    35,000      SH      Shared - Other    1, 2, 3, 4, 5    35,000

Gillette Co              Common      375766102    1,189    20,000      SH      Shared - Other    1, 2, 3, 4, 5    20,000

HL&P Capital Trust I
8.125% Tr Pfd Ser A      Preferred   404202202      256    10,000      SH      Shared - Other    1, 2, 3, 4, 5    10,000

Home Depot Inc           Common      437076102    2,801    45,000      SH      Shared - Other    1, 2, 3, 4, 5    45,000

Intel Corp               Common      458140100    3,566    30,000      SH      Shared - Other    1, 2, 3, 4, 5    30,000

Kinder Morgan Energy
Partners KL Unit LTD     Common      494550106    2,597    75,000      SH      Shared - Other    1, 2, 3, 4, 5    75,000

Knightsbridge Tankers
LTD                      Common      G5299G106      431    25,000      SH      Shared - Other    1, 2, 3, 4, 5    25,000


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Lakehead Pipe Line
Partners L P Pref Unit   Common      511557100    1,350    30,000      SH      Shared - Other    1, 2, 3, 4, 5    30,000

Leviathan Gas Pipeline   Common      527367205    1,475    65,000      SH      Shared - Other    1, 2, 3, 4, 5    65,000

Liberty Property
Trust SBI                Common      531172104      623    30,000      SH      Shared - Other    1, 2, 3, 4, 5    30,000

Lucent Technologies
Inc                      Common      549463107    2,160    20,000      SH      Shared - Other    1, 2, 3, 4, 5    20,000

MCI Worldcom, Inc.       Common      55268B106    3,100    35,000      SH      Shared - Other    1, 2, 3, 4, 5    35,000

Meditrust                Common      58501T306      362    29,072      SH      Shared - Other    1, 2, 3, 4, 5    29,072

Medtronic                Common      585055106    1,797    25,000      SH      Shared - Other    1, 2, 3, 4, 5    25,000

Mellon Bank Corp         Common      585509102    3,167    45,000      SH      Shared - Other    1, 2, 3, 4, 5    45,000

Microsoft Corp PFD       Preferred   594918203    1,005    10,200      SH      Shared - Other    1, 2, 3, 4, 5    10,200

Midland Bank PLC
Sponsored ADR Unit 1     Common      597433309      773    30,000      SH      Shared - Other    1, 2, 3, 4, 5    30,000

Mobil Corp               Common      607059102    2,200    25,000      SH      Shared - Other    1, 2, 3, 4, 5    25,000
Natl Australia Bank
Ltd

Sponsored ADR            Common      632525408    1,354    15,000      SH      Shared - Other    1, 2, 3, 4, 5    15,000
New Plan Excel
Realty Trust, Inc        Common      648053106      672    35,000      SH      Shared - Other    1, 2, 3, 4, 5    35,000

Oracle                   Common      68389X105      396    15,000      SH      Shared - Other    1, 2, 3, 4, 5    15,000

Pacificorp               Common      695114108      173    10,000      SH      Shared - Other    1, 2, 3, 4, 5    10,000

Pfizer Inc               Common      717081103    4,024    29,000      SH      Shared - Other    1, 2, 3, 4, 5    29,000
Pimco Advisors

Holdings L P             Common      69338P102    2,625    83,500      SH      Shared - Other    1, 2, 3, 4, 5    83,500

Plum Creek Timber Co     Common      729237107      855    30,000      SH      Shared - Other    1, 2, 3, 4, 5    30,000
PP&L Cap Tr Tr

Originated Pfd Secs      Preferred   693497208      383    15,000      SH      Shared - Other    1, 2, 3, 4, 5    15,000

Proctor & Gamble Co      Common      742718109    2,938    30,000      SH      Shared - Other    1, 2, 3, 4, 5    30,000


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Public Storage Inc
Depositary PSA Sh        Preferred   74460D828e     250    10,000      SH      Shared - Other    1, 2, 3, 4, 5    10,000

PWG Capital Trust
II 8.08% PFD             Preferred   69366F208      380    15,000      SH      Shared - Other    1, 2, 3, 4, 5    15,000

Schering Plough
Corp                     Common      806605101    3,315    60,000      SH      Shared - Other    1, 2, 3, 4, 5    60,000

Shop At Home Inc
Com                      Common      825066301       56     4,433      SH      Shared - Other    1, 2, 3, 4, 5    4,433

Shop At Home Inc
Ser A PFD                Preferred   825066400        9      692       SH      Shared - Other    1, 2, 3, 4, 5     692
SJG Cap TR PFD Secs
8.35%                    Preferred   78427Q202      513    20,000      SH      Shared - Other    1, 2, 3, 4, 5    20,000

Staples Inc.             Common      855030102    2,466    75,000      SH      Shared - Other    1, 2, 3, 4, 5    75,000

State Street Corp        Common      857477103    3,701    45,000      SH      Shared - Other    1, 2, 3, 4, 5    45,000

Sun Microsystems Inc     Common      866810104    3,127    25,000      SH      Shared - Other    1, 2, 3, 4, 5    25,000

Tellabs                  Common      879664100    1,955    20,000      SH      Shared - Other    1, 2, 3, 4, 5    20,000

Texaco Inc.              Common      881694103    1,419    25,000      SH      Shared - Other    1, 2, 3, 4, 5    25,000

Texas Instruments        Common      882508104      993    10,000      SH      Shared - Other    1, 2, 3, 4, 5    10,000

UDS Capital I G
Preferred SEC 8.32%      Preferred   902655208      620    25,000      SH      Shared - Other    1, 2, 3, 4, 5    25,000

Unum Corp Mids
Ser A 8.8%               Preferred   903192201      258    10,000      SH      Shared - Other    1, 2, 3, 4, 5    10,000

UST Corp                 Common      902900109      218    10,000      SH      Shared - Other    1, 2, 3, 4, 5    10,000
                                                101,560
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